Label	Element	Value
TIFF Multi-Asset Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	TIFF Multi-Asset Fund
Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception compared with those of a broad-based measure of market performance, the MSCI All Country World Index, as well as additional indices or other benchmarks with characteristics relevant to the Fund.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2025)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception compared with those of a broad-based measure of market performance, the MSCI All Country World Index, as well as additional indices or other benchmarks with characteristics relevant to the Fund. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions of Fund shares; thus, Fund performance for periods prior to December 1, 2021 reflect those fees’ impact. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a shareholder’s tax situation and may differ from those shown.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

TIFF Investment Program (“TIP”)

Supplement dated April 30, 2026

to the Prospectus dated April 30, 2026

TIFF Multi-Asset Fund

(the “Fund”)

For shareholders who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in the fund summary section of the prospectus.

65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.16%
Bloomberg US Aggregate Bond Index (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.51%
Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.61%
MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.13%
TIFF Multi-Asset Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.14%
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.12%
TIFF Multi-Asset Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.98%